Offerings	Feb. 26, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	9,294,831
Proposed Maximum Offering Price per Unit | shares	41.41
Maximum Aggregate Offering Price | $	$ 384,898,951.71
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 58,928.03
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock (“Common Stock”) that become issuable under the Registrant’s 2020 Incentive Award Plan (the “2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (“ESPP”) by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock.

(2)
Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the 2020 Plan on January 1, 2025 pursuant to an “evergreen” provision contained in the 2020 Plan. Pursuant to such provision, the number of shares of Common Stock reserved for issuance pursuant to awards under such plan are increased on the first day of each year beginning in 2021 and ending in 2030 equal to the lesser of (A) five percent of the shares of stock outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of stock as determined by the Registrant’s board of directors.

(3)
Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $41.41 per share, which is the average of the high and low prices of Common Stock on February 24, 2025, as reported on the Nasdaq Global Select Market.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, $0.0001 par value per share
Amount Registered | shares	1,858,966
Proposed Maximum Offering Price per Unit | shares	35.2
Maximum Aggregate Offering Price | $	$ 65,435,603.2
Fee Rate	0.01531%
Amount of Registration Fee | $	$ 10,018.19
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of the Registrant’s Common Stock (“Common Stock”) that become issuable under the Registrant’s 2020 Incentive Award Plan (the “2020 Plan”) and the Registrant’s 2020 Employee Stock Purchase Plan (“ESPP”) by reason of any stock dividend, stock split or similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of Common Stock.

(4)
Represents shares of Common Stock that were automatically added to the shares authorized for issuance under the ESPP on January 1, 2025 pursuant to an “evergreen” provision contained in the ESPP. Pursuant to such provision, the number of shares of Common Stock reserved for issuance under such plan are increased on the first day of each year beginning in 2021 and ending in 2030 equal to the lesser of (A) one percent of the shares of stock outstanding on the last day of the immediately preceding fiscal year and (B) such smaller number of shares of stock as determined by the Registrant’s board of directors.

(5)
Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of 85% of $41.41 per share, which is the average of the high and low prices of Common Stock on February 24, 2025, as reported on the Nasdaq Global Select Market. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be at least 85% of the lesser of the fair market value of the Registrant’s Common Stock on the first trading day of the offering period or on the last trading day of each purchase period.